Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Balance, Beginning	$ 11,191,054	$ 10,926,072	$ 14,646,352
Business restructure			613,915
Dividends paid to noncontrolling shareholders	(10,117,946)	(6,509,680)	(1,030,012)
Changes in controlling ownership interest	(211,123)	320,956
Deconsolidation	2,510,775
Share-based compensation	5,575,877	6,056,033	4,698,953
Paid-in capital from noncontrolling shareholders		641
Net income (loss)	(1,678,813)	22,482,416	(7,167,849)
Balance, Ending	(4,369,874)	11,191,054	10,926,072
Commodities brokerage Services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning	11,418,320	10,994,060	11,970,580
Business restructure			(2,569,160)
Dividends paid to noncontrolling shareholders	(10,117,946)	(6,509,680)	(1,030,012)
Changes in controlling ownership interest	171,542	1,393,508
Deconsolidation	2,404,822
Share-based compensation	1,162,066	724,285	158,696
Paid-in capital from noncontrolling shareholders		641
Net income (loss)	(9,563,735)	4,815,506	2,463,956
Balance, Ending	(4,524,931)	11,418,320	10,994,060
Investment Advisory services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning			2,906,331
Business restructure			2,384,519
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation
Share-based compensation
Paid-in capital from noncontrolling shareholders
Net income (loss)			(5,290,850)
Balance, Ending
Institution Subscription services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning			(194,944)
Business restructure			786,355
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation
Share-based compensation
Paid-in capital from noncontrolling shareholders
Net income (loss)			(591,411)
Balance, Ending
Rifa Financial Holdings Brokerage services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning	(227,266)	(31,679)	(35,615)
Business restructure
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest
Deconsolidation	105,953
Share-based compensation
Paid-in capital from noncontrolling shareholders
Net income (loss)	276,370	(195,587)	3,936
Balance, Ending	155,057	(227,266)	(31,679)
Other [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning		(36,309)
Business restructure			12,201
Dividends paid to noncontrolling shareholders
Changes in controlling ownership interest		320,956
Deconsolidation
Share-based compensation
Paid-in capital from noncontrolling shareholders
Net income (loss)		(284,647)	(48,510)
Balance, Ending			$ (36,309)